Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Stockholders' Equity

NOTE 10 – STOCKHOLDERS’ EQUITY

AUTHORIZED CAPITALIZATION

Following the Merger, the Company’s capital structure is comprised of preferred stock and common stock. The number of preferred and common shares of the Company in the prior comparative period has been retroactively adjusted to reflect the conversion ratio applied in the Merger. The Company’s authorized capitalization consists of (i) 1,000,000,000 shares of common stock, par value $0.0001 per share, and (ii) 10,000,000 shares of Preferred Stock, $0.0001 par value per share.

The Company’s certificate of incorporation authorizes the Board of Directors to establish one or more classes or series of preferred stock. Unless required by law or by any stock exchange on which our common stock is listed in the future, the authorized shares of preferred stock will be available for issuance at the discretion of our Board of Directors without further action by our stockholders. The Board of Directors is able to determine, with respect to any class or series of preferred stock, the terms and rights of that series.

COMMON STOCK

Holders of the Company’s common stock are entitled to one vote on each matter submitted to a vote at a meeting of stockholders. The Company’s common stock does not have cumulative voting rights, which means that the holders of a majority of voting shares voting for the election of directors can elect all of the members of the Board of Directors. The Company’s common stock has no preemptive rights and no redemption or conversion privileges. The holders of the outstanding shares of the Company’s common stock are entitled to receive dividends out of assets legally available at such times and in such amounts as the Board of Directors may, from time to time, determine, and upon liquidation and dissolution are entitled to receive all assets available for distribution to the stockholders. A majority vote of shares represented at a meeting at which a quorum is present is sufficient for all actions that require the vote of stockholders.

On May 6, 2013, Finjan repurchased from the Former Parent six shares of its common stock for $205,000. These repurchased shares were immediately retired.

As of December 31, 2013, 22,368,453 shares of the common stock were outstanding including 22,368 shares of restricted stock awards (“RSAs”) awarded to the former Chief Executive Officer and former Chief Financial Officer of Converted Organics, Inc. in connection with the termination of their severance agreements (See Note 11).

PREFERRED STOCK

On October 18, 2010, the Company designated and issued 17,500 shares of preferred stock as 1% Series A Convertible Preferred Stock, or “Series A Preferred,” by filing with the Delaware Secretary of State, a Certificate of Designation of Preferences, Rights and Limitations of Series A Preferred Stock, or the “Certificate of Designation,” with respect to the Series A Preferred. On June 3, 2013, all of the outstanding shares of Series A Preferred Stock were exchanged for shares of the Company’s common stock pursuant to the Exchange Agreement and, as a result, no shares of the Company’s Series A Preferred Stock are outstanding. In accordance with the Certificate of Designations, all shares of Series A Preferred have resumed the status of authorized but unissued shares of preferred stock, and will no longer be designated as Series A Preferred.

COMMON STOCK WARRANTS

The Company has certain Class C, D and H warrants outstanding to purchase approximately 1 share of common stock as of December 31, 2013. The warrants have an average exercise price of $2.7 million per share. The Class C and D warrants will expire in May 2014 and the Class H warrants will expire in October 2014, if not exercised earlier. These warrants are classified as liabilities in the accompanying consolidated balance sheet as of December 31, 2013, due anti-dilution adjustment provisions that may result in the reduction of their exercise prices and an increase in the number of shares issuable upon exercise. The fair value of these warrants was de minimis both at the date of the Merger and at December 31, 2013.

CLASS C WARRANTS AND CLASS D WARRANTS

In connection with the Company’s financing completed in May 2009, the Company issued Class C warrants to purchase an aggregate of 885,000 shares of common stock and Class D warrants to purchase an aggregate of 415,000 shares of common stock. The Class C warrants and Class D warrants both expire in May 2014. The initial exercise prices of the Class C warrants and Class D warrants were $1.00 per share and $1.50 per share, respectively. The warrants are subject to anti-dilution rights, which provide that the exercise price of the warrants shall be reduced, with certain exceptions, if we make new issuances of our securities below the warrants exercise prices, to the price of such lower priced issuances. The Class C warrants and Class D warrants are non-redeemable. The warrant holders are entitled to a “cashless exercise” option if, at any time of exercise, there is no effective registration statement registering, or no current prospectus available for, the resale of the shares of common stock underlying the warrants. This option entitles the warrant holders to elect to receive fewer shares of common stock without paying the cash exercise price. The number of shares to be issued would be determined by a formula based on the total number of shares with respect to which the warrant is being exercised, the volume weighted average price per share of our common stock on the trading date immediately prior to the date of exercise and the applicable exercise price of the warrants.

If, at any time while the warrants are outstanding, the Company (1) effects any reverse merger or consolidation, (2) effects any sale of all or substantially all of its assets, (3) is subject to, or completes a tender offer or exchange offer, (4) effects any reclassification of the Company’s common stock or any compulsory share exchange pursuant to which the Company’s common stock is converted into or exchanged for other securities, cash or property, or (5) engages in one or more transactions with another party that results in that party acquiring more than 50% of the Company’s outstanding shares of common stock, each a “Fundamental Transaction,” then the holder shall have the right thereafter to receive, upon exercise of the warrant, the same amount and kind of securities, cash or property as it would have been entitled to receive upon the occurrence of such Fundamental Transaction if it had been, immediately prior to such Fundamental Transaction, the holder of the number of shares then issuable upon exercise of the warrant, and any additional consideration payable as part of the Fundamental Transaction. Any successor to the Company or surviving entity shall assume the obligations under the warrant.

CLASS H WARRANTS

In connection with the Company’s public offering completed in October 2009, the Company issued Class H warrants to purchase an aggregate of 17,250,000 shares of common stock at an initial exercise price of $1.30 per share, subject to adjustment. After giving effect to reverse stock splits completed the 1-for-10 reverse stock split that we effected on November 8, 2011, the 1-for-500 reverse stock split that we effected on March 5, 2012, the 1-for-500 reverse stock split that we effected on June 3, 2013 and the 1-for-12 reverse stock split we effected on August 22, 2013, the adjusted exercise price of the Class H warrants is $39.0 million per share and the outstanding Class H warrants are exercisable for less than one share. The Class H warrants are subject to further adjustments in the future, which may have the effect of increasing or decreasing the exercise price and the number of shares issue upon exercise of the Class H warrants. The Class H warrants will expire on October 14, 2014. The Class H warrants are not redeemable. The exercise price and number of shares of common stock issuable on exercise of the Class H warrants may be adjusted in certain circumstances including in the event of a stock dividend, or the Company’s recapitalization, reorganization, Reverse Merger or consolidation. However, the Class H warrants will not be adjusted for issuances of common stock, preferred stock or other securities at a price below their respective exercise prices.

No Class H warrants will be exercisable unless at the time of exercise a prospectus relating to common stock issuable upon exercise of the Class H warrants is current and the common stock has been registered or qualified or deemed to be exempt under the securities laws of the state of residence of the holder of the Class H warrants. The Company has agreed to use reasonable efforts to maintain a current prospectus relating to common stock issuable upon exercise of the Class H warrants until the expiration of the Class H warrants. The Class H warrants may be deprived of any value and the market for the Class H warrants may be limited if the prospectus relating to the common stock issuable upon the exercise of the Class H warrants is not current or if the common stock is not qualified or exempt from qualification in the jurisdictions in which the holders of the Class H warrants reside.

No fractional shares will be issued upon exercise of the Class H warrants. Whenever any fraction of a share of common stock would otherwise be required to be issued or distributed upon exercise of the Class H warrants, the actual issuance or distribution made shall reflect a rounding of such fraction to the nearest whole share (up or down), with fractions of half of a share or less being rounded down and fractions in excess of half of a share being rounded up.